UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Geologic Resource Partners LLC

Address:    535 Boylston Street
            Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       George R. Ireland
Title:      Principal of GRI Holdings LLC, the Managing Member
Phone:      617-424-9900


Signature, Place and Date of Signing:


/s/ George R. Ireland         Boston, Massachusetts               08/10/07
-----------------------     ------------------------           ---------------
    [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $58,464
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13-F File Number            Name
---      ---------------------            -----

1.        28-11774                        Geologic Resource Fund Ltd.

2.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1              COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7        COLUMN 8

                                                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE        SHARED     NONE
--------------        --------------   -----       --------  -------   --- ----  ----------      ----   ----        ------     ----
AURIZON MINES LTD     COM              05155P106    9,781    2,963,863 SH        SHARED-DEFINED  1              0   2,963,863   0
AURIZON MINES LTD     COM              05155P106    3,465    1,050,097 SH        SOLE                   1,050,097           0   0
CAMECO CORP           COM              13321L108    4,242       83,598 SH        SHARED-DEFINED  1              0      83,598   0
CAMECO CORP           COM              13321L108    1,549       30,538 SH        SOLE                      30,538           0   0
KIMBER RES INC        COM              49435N101    1,193      931,723 SH        SHARED-DEFINED  1              0     931,723   0
KIMBER RES INC        COM              49435N101      431      336,344 SH        SOLE                     336,344           0   0
MIRAMAR MINING CORP   COM              60466E100    8,466    1,973,512 SH        SHARED-DEFINED  1              0   1,973,512   0
MIRAMAR MINING CORP   COM              60466E100    2,915      679,562 SH        SOLE                     679,562           0   0
NEVSUN RES LTD        COM              64156L101    1,365      545,821 SH        SHARED-DEFINED  1              0     545,821   0
NEVSUN RES LTD        COM              64156L101      477      190,825 SH        SOLE                     190,825           0   0
PERU COPPER INC       COM              715455101    5,661      923,428 SH        SHARED-DEFINED  1              0     923,428   0
PERU COPPER INC       COM              715455101    2,006      327,272 SH        SOLE                     327,272           0   0
URANIUM RES INC       COM PAR $0.001   916901507   13,219    1,198,416 SH        SHARED-DEFINED  1              0   1,198,416   0
URANIUM RES INC       COM PAR $0.001   916901507    3,694      334,915 SH        SOLE                     334,915           0   0


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